Supplemental Guarantor Information (Details 3) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Operating activities
Net cash provided by operating activities	$ 44,675	$ 40,189	$ 109,340	$ 55,497	$ 78,493
Investing activities
Purchases of property and equipment	(2,153)	(3,138)	(20,802)	(37,239)	(26,120)
Acquisition of businesses	(941,156)	(69,746)	(85,301)	(1,514)	(64,606)
Proceeds from sales of assets	229	115	1,389	1,437	1,235
Intercompany activity	0	0	0	0	0
Net cash used in investing activities	(943,080)	(72,769)	(104,714)	(37,316)	(89,491)
Financing activities
Borrowings under revolving lines of credit	890,128	147,507	560,634	497,500	455,576
Payments under revolving lines of credit			(566,007)	(525,126)	(449,280)
Repayments under revolving lines of credit	(549,378)	(142,440)	(566,007)	(525,126)	(449,280)
Borrowings under term loan	450,000	0
Repayments under term loan	(186,750)	(2,812)
Repayments under equipment financing facilities	(1,367)	(1,412)	(5,553)	(5,009)	(4,549)
Borrowings under Senior Notes	300,000	0	0	0	0
Payment of deferred financing costs	(27,813)	0
Proceeds from exercise of options	8,984	662	7,943	7,680	18,579
Excess tax benefit from equity-based compensation	1,501	53	1,526	1,030	4,944
Borrowings under financing facilities and other			0	25,377	3,993
Repayments under senior term loan			(11,250)	(11,250)	(11,250)
Intercompany activity	0	0	0	0	0
Net cash (used in) provided by financing activities	885,305	1,558	(12,707)	(9,798)	18,013
Effect of exchange rate changes on cash	(351)	(113)	(730)	(938)	(193)
Net increase (decrease) in cash and cash equivalents	(13,451)	(31,135)	(8,811)	7,445	6,822
Cash and cash equivalents, beginning of period	45,661	54,472	54,472	47,027	40,205
Cash and cash equivalents, end of period	32,210	23,337	45,661	54,472	47,027
Parent Company [Member]
Operating activities
Net cash provided by operating activities	(49,989)	(20,701)	1,776	20,335	31,091
Investing activities
Purchases of property and equipment	(566)	(148)	(397)	(884)	(1,410)
Acquisition of businesses	(941,156)	(69,746)	(85,301)	(1,514)	(64,606)
Proceeds from sales of assets	0	0	0	0	24
Intercompany activity	436,866	85,392	93,503	13,751	24,848
Net cash used in investing activities	(504,856)	15,498	7,805	11,354	(41,144)
Financing activities
Borrowings under revolving lines of credit	0	147,507	552,545	482,500	444,300
Payments under revolving lines of credit			(560,345)	(519,700)	(440,600)
Repayments under revolving lines of credit	0	(140,207)
Borrowings under term loan	450,000
Repayments under term loan	(186,750)	(2,812)
Repayments under equipment financing facilities	0	0	0	0	0
Borrowings under Senior Notes	300,000
Payment of deferred financing costs	(18,890)
Proceeds from exercise of options	8,984	662	7,943	7,680	18,579
Excess tax benefit from equity-based compensation	1,501	53	1,526	1,030	4,944
Borrowings under financing facilities and other				0	0
Repayments under senior term loan			(11,250)	(11,250)	(11,250)
Intercompany activity	0	0	0	0	0
Net cash (used in) provided by financing activities	554,845	5,203	(9,581)	(39,740)	15,973
Effect of exchange rate changes on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	(8,052)	5,920
Cash and cash equivalents, beginning of period	0	0	0	8,052	2,132
Cash and cash equivalents, end of period	0	0	0	0	8,052
Guarantor Subsidiaries [Member]
Operating activities
Net cash provided by operating activities	98,053	54,900	100,760	53,730	23,248
Investing activities
Purchases of property and equipment	(1,578)	(2,697)	(18,649)	(33,813)	(21,690)
Acquisition of businesses	0	0	0	0	0
Proceeds from sales of assets	229	115	1,389	1,437	1,211
Intercompany activity	0	0	0	0	0
Net cash used in investing activities	(1,349)	(2,582)	(17,260)	(32,376)	(20,479)
Financing activities
Borrowings under revolving lines of credit	878,947	0	0	0	0
Payments under revolving lines of credit			0	0	0
Repayments under revolving lines of credit	(534,470)	0
Borrowings under term loan	0
Repayments under term loan	0	0
Repayments under equipment financing facilities	(1,367)	(1,412)	(5,553)	(5,009)	(4,549)
Borrowings under Senior Notes	0
Payment of deferred financing costs	(8,923)
Proceeds from exercise of options	0	0	0	0	0
Excess tax benefit from equity-based compensation	0	0	0	0	0
Borrowings under financing facilities and other				25,377	3,993
Repayments under senior term loan			0	0	0
Intercompany activity	(437,878)	(84,087)	(93,184)	(17,789)	7,420
Net cash (used in) provided by financing activities	(103,691)	(85,499)	(98,737)	2,579	6,864
Effect of exchange rate changes on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(6,987)	(33,181)	(15,237)	23,933	9,633
Cash and cash equivalents, beginning of period	42,816	58,053	58,053	34,120	24,487
Cash and cash equivalents, end of period	35,829	24,872	42,816	58,053	34,120
Non-Guarantor Subsidiaries [Member]
Operating activities
Net cash provided by operating activities	4,778	5,401	4,188	(11,746)	24,154
Investing activities
Purchases of property and equipment	(9)	(293)	(1,756)	(2,542)	(3,020)
Acquisition of businesses	0	0	0	0	0
Proceeds from sales of assets	0	0	0	0	0
Intercompany activity	0	0	0	0	0
Net cash used in investing activities	(9)	(293)	(1,756)	(2,542)	(3,020)
Financing activities
Borrowings under revolving lines of credit	11,181	0	8,089	15,000	11,276
Payments under revolving lines of credit			(5,662)	(5,426)	(8,680)
Repayments under revolving lines of credit	(14,908)	(2,233)
Borrowings under term loan	0
Repayments under term loan	0	0
Repayments under equipment financing facilities	0	0	0	0	0
Borrowings under Senior Notes	0
Payment of deferred financing costs	0
Proceeds from exercise of options	0	0	0	0	0
Excess tax benefit from equity-based compensation	0	0	0	0	0
Borrowings under financing facilities and other				0	0
Repayments under senior term loan			0	0	0
Intercompany activity	1,012	(1,306)	(319)	4,038	(32,268)
Net cash (used in) provided by financing activities	(2,715)	(3,539)	2,108	13,612	(29,672)
Effect of exchange rate changes on cash	(351)	(113)	(730)	(938)	(193)
Net increase (decrease) in cash and cash equivalents	1,703	1,456	3,810	(1,613)	(8,731)
Cash and cash equivalents, beginning of period	7,051	3,241	3,241	4,855	13,586
Cash and cash equivalents, end of period	8,754	4,697	7,051	3,241	4,855
Eliminations and Other [Member]
Operating activities
Net cash provided by operating activities	(8,167)	589	2,616	(6,822)	0
Investing activities
Purchases of property and equipment	0	0	0	0	0
Acquisition of businesses	0	0	0	0	0
Proceeds from sales of assets	0	0	0	0	0
Intercompany activity	(436,866)	(85,392)	(93,503)	(13,751)	(24,848)
Net cash used in investing activities	(436,866)	(85,392)	(93,503)	(13,751)	(24,848)
Financing activities
Borrowings under revolving lines of credit	0	0	0	0	0
Payments under revolving lines of credit			0	0	0
Repayments under revolving lines of credit	0	0
Borrowings under term loan	0
Repayments under term loan	0	0
Repayments under equipment financing facilities	0	0	0	0	0
Borrowings under Senior Notes	0
Payment of deferred financing costs	0
Proceeds from exercise of options	0	0	0	0	0
Excess tax benefit from equity-based compensation	0	0	0	0	0
Borrowings under financing facilities and other				0	0
Repayments under senior term loan			0	0	0
Intercompany activity	436,866	85,393	93,503	13,751	24,848
Net cash (used in) provided by financing activities	436,866	85,393	93,503	13,751	28,848
Effect of exchange rate changes on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(8,167)	590	2,616	(6,822)	0
Cash and cash equivalents, beginning of period	(4,206)	(6,822)	(6,822)	0	0
Cash and cash equivalents, end of period	$ (12,373)	$ (6,232)	$ (4,206)	$ (6,822)	$ 0